13. Property, plant and equipment (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Other changes	R$ (408,118)
Sale of Towers (Leaseback) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other changes	313,130
Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other changes	R$ (94,988)